TRANSACTIONS WITH RELATED PARTIES - Additional Information (Detail) - ARS ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel compensation	$ 32,860,708	$ 26,811,526